Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended
	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000222709
Average Annual Return [Line Items]
Average Annual Return, Percent	8.79%	3.34%
Without Sales Load [Member] | C000222708
Average Annual Return [Line Items]
Average Annual Return, Percent	8.96%	3.47%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	8.20%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	8.20%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%	3.40%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%	3.40%